Schedule I-Condensed Financial Information of the Registrant (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Operations
Net revenues	$ 183,915	$ 163,110		$ 164,346	$ 140,992	$ 196,170	$ 133,076	$ 121,016	$ 103,200	$ 652,363	$ 553,462	$ 400,003
Operating expenses:
Corporate										41,377	34,246	26,481
Operating income	28,026	23,226		26,916	11,776	71,239	44,367	34,995	20,460	89,944	171,061	89,104
Intercompany income										0	0	0
Total other expense, net										58,763	148,570	55,448
Income before (benefit from) provision for income taxes										31,181	22,491	33,656
Income (loss) from continuing operations	3,944	146,508	[1]	7,169	(1,020)	(58,163)	19,619	15,457	5,115	156,601	(17,972)	49,701
Net income (loss) attributable to reporting entity	4,556	146,938		7,475	(856)	(58,088)	19,659	27,118	4,266	158,113	(7,045)	48,577
Basic (loss) income per common share attributable to LIN Media LLC (in dollars per share)	$ 0.09	$ 2.78		$ 0.14	$ (0.02)	$ (1.09)	$ 0.37	$ 0.49	$ 0.08	$ 3.02	$ (0.13)	$ 0.87
Diluted (loss) income per common share attributable to LIN Media LLC (in dollars per share)	$ 0.08	$ 2.63		$ 0.13	$ (0.02)	$ (1.09)	$ 0.36	$ 0.48	$ 0.08	$ 2.84	$ (0.13)	$ 0.85
Weighted-average number of common shares outstanding used in calculating basic income per common share (in shares)	52,879	52,791		52,278	51,910	53,169	53,066	55,174	56,184	52,439	54,130	55,768
Weighted-average number of common shares outstanding used in calculating diluted income per common share (in shares)	56,240	55,855		55,595	51,910	53,169	54,353	56,300	57,512	55,639	54,130	57,079
LIN Media LLC
Operating expenses:
Corporate										709
Operating income										(709)	0
Intercompany income										(20)
Total other expense, net										(20)	0	0
Income before (benefit from) provision for income taxes										(689)
Income (loss) from continuing operations										(689)		0
Net income (loss) attributable to reporting entity										$ 158,113	$ (7,045)	$ 48,577

[1]	During the year ended December 31, 2013, we recognized a $124.3 million tax benefit as a result of the Merger as well as an $18.2 million tax benefit as a result of the reversal of state valuation allowances. For further discussion, see Note 14 - "Income Taxes."